Short-Term Investments (Details) - Schedule of Short-Term Investments - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Short Term Investments [Abstract]
Beginning balance	$ 13,148,594	$ 13,725,204
Accrued investment income (loss)	166,931	(470,477)
Foreign currency translation adjustments	(623)	(106,133)
Ending balance of short-term investments	$ 13,314,902	$ 13,148,594